Allowance For Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses:
Beginning balance	$ 32,947	$ 15,605
Provision	64,700	17,864	$ 2,693
Charge-offs	(72,585)	(2,856)
Recoveries	1,302	2,334
Ending balance	26,364	32,947	15,605
Loans evaluated for impairment:
Collectively evaluated for impairment				$ 2,979,708	$ 3,039,502
Individually evaluated for impairment				93,324	44,993
Purchased credit impaired				25,188	46,174
Total loans held for investment				3,098,220	3,130,669
Allowance for loans losses evaluated:
Collectively evaluated for impairment				24,467	17,898
Individually evaluated for impairment				1,775	14,840
Purchased credit impaired				122	209
Total allowance for loan losses	32,947	15,605	15,605	26,364	32,947
Commercial & Industrial
Loans evaluated for impairment:
Total loans held for investment				1,053,925	1,206,452
Owner occupied commercial real estate
Loans evaluated for impairment:
Total loans held for investment				394,210	353,889
Commercial real estate
Loans evaluated for impairment:
Total loans held for investment				1,143,751	904,115
Construction, land & land development
Loans evaluated for impairment:
Total loans held for investment				249,704	358,813
Residential mortgage
Loans evaluated for impairment:
Total loans held for investment				245,191	293,483
Consumer and other
Loans evaluated for impairment:
Total loans held for investment				11,439	13,917
Green Bancorp, Inc.
Loans evaluated for impairment:
Total loans held for investment				26,221
Originated
Allowance for loan losses:
Beginning balance	32,722	15,414
Provision	55,981	16,624
Charge-offs	(65,820)	(1,499)
Recoveries	972	2,183
Ending balance	23,855	32,722	15,414
Loans evaluated for impairment:
Collectively evaluated for impairment				2,256,897	1,892,160
Individually evaluated for impairment				45,031	41,397
Total loans held for investment				2,301,928	1,933,557
Allowance for loans losses evaluated:
Collectively evaluated for impairment				23,342	17,883
Individually evaluated for impairment				513	14,839
Total allowance for loan losses	32,722	15,414	15,414	23,855	32,722
Originated | Commercial & Industrial
Allowance for loan losses:
Beginning balance	23,084	8,139
Provision	51,189	14,164
Charge-offs	(65,684)	(1,311)
Recoveries	902	2,092
Ending balance	9,491	23,084	8,139
Loans evaluated for impairment:
Collectively evaluated for impairment				867,924	815,679
Individually evaluated for impairment				36,407	34,369
Total loans held for investment				904,331	850,048
Allowance for loans losses evaluated:
Collectively evaluated for impairment				9,097	8,351
Individually evaluated for impairment				394	14,733
Total allowance for loan losses	23,084	8,139	8,139	9,491	23,084
Originated | Owner occupied commercial real estate
Allowance for loan losses:
Beginning balance	1,675	969
Provision	934	706
Ending balance	2,609	1,675	969
Loans evaluated for impairment:
Collectively evaluated for impairment				264,876	188,079
Individually evaluated for impairment					829
Total loans held for investment				264,876	188,908
Allowance for loans losses evaluated:
Collectively evaluated for impairment				2,609	1,675
Total allowance for loan losses	1,675	969	969	2,609	1,675
Originated | Commercial real estate
Allowance for loan losses:
Beginning balance	4,525	2,777
Provision	4,077	1,673
Charge-offs	(26)
Recoveries		75
Ending balance	8,576	4,525	2,777
Loans evaluated for impairment:
Collectively evaluated for impairment				808,874	516,531
Individually evaluated for impairment				7,155	5,356
Total loans held for investment				816,029	521,887
Allowance for loans losses evaluated:
Collectively evaluated for impairment				8,576	4,525
Total allowance for loan losses	4,525	2,777	2,777	8,576	4,525
Originated | Construction, land & land development
Allowance for loan losses:
Beginning balance	2,337	2,621
Provision	(485)	(284)
Ending balance	1,852	2,337	2,621
Loans evaluated for impairment:
Collectively evaluated for impairment				179,999	242,139
Individually evaluated for impairment					472
Total loans held for investment				179,999	242,611
Allowance for loans losses evaluated:
Collectively evaluated for impairment				1,852	2,245
Individually evaluated for impairment					92
Total allowance for loan losses	2,337	2,621	2,621	1,852	2,337
Originated | Residential mortgage
Allowance for loan losses:
Beginning balance	815	644
Provision	271	234
Charge-offs		(63)
Recoveries	48
Ending balance	1,134	815	644
Loans evaluated for impairment:
Collectively evaluated for impairment				126,190	120,063
Individually evaluated for impairment				1,255	197
Total loans held for investment				127,445	120,260
Allowance for loans losses evaluated:
Collectively evaluated for impairment				1,134	801
Individually evaluated for impairment					14
Total allowance for loan losses	815	644	644	1,134	815
Originated | Consumer and other
Allowance for loan losses:
Beginning balance	286	264
Provision	(5)	131
Charge-offs	(110)	(125)
Recoveries	22	16
Ending balance	193	286	264
Loans evaluated for impairment:
Collectively evaluated for impairment				9,034	9,669
Individually evaluated for impairment				214	174
Total loans held for investment				9,248	9,843
Allowance for loans losses evaluated:
Collectively evaluated for impairment				74	286
Individually evaluated for impairment				119
Total allowance for loan losses	286	264	264	193	286
Acquired
Allowance for loan losses:
Beginning balance	225	191
Provision	8,719	1,240
Charge-offs	(6,765)	(1,357)
Recoveries	330	151
Ending balance	2,509	225	191
Loans evaluated for impairment:
Collectively evaluated for impairment				722,811	1,147,342
Individually evaluated for impairment				48,293	3,596
Purchased credit impaired				25,188	46,174
Total loans held for investment				796,292	1,197,112
Allowance for loans losses evaluated:
Collectively evaluated for impairment				1,125	15
Individually evaluated for impairment				1,262	1
Purchased credit impaired				122	209
Total allowance for loan losses	225	191	191	2,509	225
Acquired | Commercial & Industrial
Allowance for loan losses:
Beginning balance	46	6
Provision	3,816	1,283
Charge-offs	(2,700)	(1,336)
Recoveries	98	93
Ending balance	1,260	46	6
Loans evaluated for impairment:
Collectively evaluated for impairment				110,413	341,785
Individually evaluated for impairment				34,675	714
Purchased credit impaired				4,506	13,905
Total loans held for investment				149,594	356,404
Allowance for loans losses evaluated:
Collectively evaluated for impairment					1
Individually evaluated for impairment				1,260
Purchased credit impaired					45
Total allowance for loan losses	46	6	6	1,260	46
Acquired | Owner occupied commercial real estate
Allowance for loan losses:
Beginning balance	4	5
Provision	1,384	(1)
Charge-offs	(1,405)
Recoveries	17
Ending balance		4	5
Loans evaluated for impairment:
Collectively evaluated for impairment				115,053	157,832
Individually evaluated for impairment				8,942
Purchased credit impaired				5,339	7,149
Total loans held for investment				129,334	164,981
Allowance for loans losses evaluated:
Collectively evaluated for impairment					2
Purchased credit impaired					2
Total allowance for loan losses	4	5	5		4
Acquired | Commercial real estate
Allowance for loan losses:
Beginning balance	166	165
Provision	737	(1)
Charge-offs	(466)
Recoveries		2
Ending balance	437	166	165
Loans evaluated for impairment:
Collectively evaluated for impairment				314,913	368,350
Individually evaluated for impairment				2,002	1,590
Purchased credit impaired				10,807	12,288
Total loans held for investment				327,722	382,228
Allowance for loans losses evaluated:
Collectively evaluated for impairment				429	12
Purchased credit impaired				8	154
Total allowance for loan losses	166	165	165	437	166
Acquired | Construction, land & land development
Allowance for loan losses:
Beginning balance	8	12
Provision	1,654	(9)
Charge-offs	(1,631)
Recoveries	84	5
Ending balance	115	8	12
Loans evaluated for impairment:
Collectively evaluated for impairment				66,908	107,521
Individually evaluated for impairment				978
Purchased credit impaired				1,819	8,681
Total loans held for investment				69,705	116,202
Allowance for loans losses evaluated:
Collectively evaluated for impairment				14
Purchased credit impaired				101	8
Total allowance for loan losses	8	12	12	115	8
Acquired | Residential mortgage
Allowance for loan losses:
Beginning balance	1	1
Provision	1,125	(36)
Charge-offs	(548)
Recoveries	107	36
Ending balance	685	1	1
Loans evaluated for impairment:
Collectively evaluated for impairment				113,338	167,780
Individually evaluated for impairment				1,691	1,292
Purchased credit impaired				2,717	4,151
Total loans held for investment				117,746	173,223
Allowance for loans losses evaluated:
Collectively evaluated for impairment				672
Individually evaluated for impairment					1
Purchased credit impaired				13
Total allowance for loan losses	1	1	1	685	1
Acquired | Consumer and other
Allowance for loan losses:
Beginning balance		2
Provision	3	4
Charge-offs	(15)	(21)
Recoveries	24	15
Ending balance	12		2
Loans evaluated for impairment:
Collectively evaluated for impairment				2,186	4,074
Individually evaluated for impairment				5
Total loans held for investment				2,191	$ 4,074
Allowance for loans losses evaluated:
Collectively evaluated for impairment				10
Individually evaluated for impairment				2
Total allowance for loan losses	$ 12	$ 2	$ 2	$ 12